Segment reporting	12 Months Ended
Dec. 31, 2018
Segment reporting
Segment reporting

30.Segment reporting

The Group has determined that it operates in two operating segments: (1) JD Retail, (2) New Businesses. JD Retail represents core e-commerce business. New Businesses include O2O (deconsolidated since its merger with Dada Nexus on April 26, 2016), logistics services provided to third parties, technology initiatives and overseas business. JD Digits was included in New Businesses before June 30, 2017, which was deconsolidated from the Group since June 30, 2017 as a result of the reorganization of JD Digits (Note 6).

The Group derives the results of the segments directly from its internal management reporting system. The CODM measures the performance of each segment based on metrics of revenue and earnings from operations and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. The Group currently does not allocate assets, share-based compensation expenses and certain operating expenses to its segments, as the CODM does not use such information to allocate resources to or evaluate the performance of the operating segments. As most of the Group’s long-lived assets are located in the PRC and most of  the Group’s revenues are derived from the PRC, no geographical information is presented.

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2016, 2017 and 2018.

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenues:
JD Retail	254,396,326	356,020,374	447,502,173
New Businesses	3,297,434	6,021,508	14,665,281
Inter-segment(*)	(223,300)	(546,667)	(1,103,943)
Total segment net revenues	257,470,460	361,495,215	461,063,511
Unallocated items(**)	819,487	836,539	956,248
Total consolidated net revenues	258,289,947	362,331,754	462,019,759

Operating income/(loss):
JD Retail	2,269,500	4,956,264	7,049,222
New Businesses	(670,430)	(2,070,668)	(5,136,657)
Total segment operating income	1,599,070	2,885,596	1,912,565
Unallocated items(**)	(2,850,723)	(3,721,072)	(4,531,696)
Total consolidated operating loss	(1,251,653)	(835,476)	(2,619,131)
Total other income/(expense)	(630,248)	956,436	245,453
Income/(loss) before tax	(1,881,901)	120,960	(2,373,678)

(*) The inter-segment eliminations mainly consisted of services provided by JD Retail to overseas business, and services provided by JD Logistics to the vendors of JD Retail, which the Group recorded as a deduction of cost of revenues at the consolidated level.

(**) Unallocated items include revenue from business cooperation arrangements with equity investees, share-based compensation, amortization of intangible assets resulting from assets and business acquisitions, and impairment of goodwill and intangible assets, which are not allocated to segments.